Assumptions Used to Calculate Grant Date Estimated Fair Value of Share Options Using Black Scholes Option Model or Binomial Lattice Model (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2011 Before September 30,2011	Dec. 31, 2011 Before September 30,2011 Minimum	Dec. 31, 2011 Before September 30,2011 Maximum	Dec. 31, 2011 After September 30,2011	Dec. 31, 2011 After September 30,2011 Minimum	Dec. 31, 2011 After September 30,2011 Maximum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rates, Minimum	2.06%	1.41%					1.03%			1.03%
Risk-free interest rates, Maximum	3.68%	2.35%					3.36%			3.36%
Expected life (years)				8 months 16 days		4 years 15 days		29 days	7 years 9 months
Sub optimal early exercise factor	2.2									2.2
Expected volatility, Minimum	57.01%	40.14%					24.25%			69.17%
Expected volatility, Maximum	68.03%	67.24%					76.00%
Expected dividend yield	0.00%	0.00%					0.00%			0.00%
Fair value of share option			$ 1.34	$ 0.83	$ 1.68			$ 1.20	$ 2.06		$ 1.02	$ 1.03